RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of amounts due to officers

	September 30,	December 31,
	2023	2022
Salaries and other compensation	$3,673,733	$4,108,500
Invoices paid on behalf of the Company	—	15,232
Total	$3,673,733	$4,123,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,073,733	$3,523,733

	December 31,	December 31,
	2022	2021
Salaries and other compensation	$4,108,500	$4,108,500
Invoices paid on behalf of the Company	15,232	615,232
Total	$4,123,732	$4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,523,733	$4,123,732